Commitments and Contingencies - Additional Information - Joint Ventures (Detail) $ in Millions	1 Months Ended				12 Months Ended
	Dec. 31, 2015 USD ($) Vessel ft³	Oct. 31, 2014 USD ($)	Jul. 31, 2014 USD ($) Vessel m³	Jun. 30, 2014 USD ($) Vessel m³	Dec. 31, 2015 USD ($) Vessel floating_storage_unit ft³	Dec. 31, 2014 Vessel
Long-term Purchase Commitment [Line Items]
Joint venture ownership percentage	17.62%				17.62%
Put option to sell percentage one	15.00%
Put option to sell percentage two	20.00%
Put option to sell percentage three	25.00%
Additional call option percentage from put option	20.00%				20.00%
Additional call option value	$ 7.5
Put Option Percentage One [Member]
Long-term Purchase Commitment [Line Items]
Consideration received through put option sale	24.1
Put Option Percentage Two [Member]
Long-term Purchase Commitment [Line Items]
Consideration received through put option sale	32.1
Put Option Percentage Three [Member]
Long-term Purchase Commitment [Line Items]
Consideration received through put option sale	40.2
Newbuildings [Member]
Long-term Purchase Commitment [Line Items]
Expected cost of project					$ 3,600.0
Net of financing on newbuilding installments, 2016	864.6				864.6
Net of financing on newbuilding installments, 2017	887.0				887.0
Net of financing on newbuilding installments, 2018	616.3				616.3
Net of financing on newbuilding installments, 2019	426.1				426.1
Net of financing on newbuilding installments, 2020	3.5				$ 3.5
Odebrecht Oil & Gas S.A. [Member]
Long-term Purchase Commitment [Line Items]
Expected cost of project		$ 1,000.0
Operating lease arrangement period, lessor					12 years
Joint venture ownership percentage		50.00%
Payment made towards commitments	251.6				$ 251.6
Purchase obligation due in 2016	739.4				739.4
Purchase obligation due in 2017	13.6				13.6
Short-term loan secured by joint venture	248.0				248.0
Secured short-term loan refinanced with long-term debt facility	$ 804.0				$ 804.0
KT Maritime Joint Venture [Member]
Long-term Purchase Commitment [Line Items]
Joint venture ownership percentage	50.00%				50.00%
KT Maritime Joint Venture [Member] | Newbuildings [Member]
Long-term Purchase Commitment [Line Items]
Number of vessels | Vessel					3
Fully built-up cost	$ 27.8				$ 27.8
Teekay LNG [Member] | Daewoo Shipbuilding & Marine Engineering Co. Ltd. [Member] | Modified Vessel [Member]
Long-term Purchase Commitment [Line Items]
Operating lease arrangement period, lessor	20 years
Teekay LNG [Member] | Yamal LNG Joint Venture [Member]
Long-term Purchase Commitment [Line Items]
Net of financing on newbuilding installments, 2016	$ 74.4				74.4
Net of financing on newbuilding installments, 2017	97.6				97.6
Net of financing on newbuilding installments, 2018	356.6				356.6
Net of financing on newbuilding installments, 2019	$ 214.4				$ 214.4
Joint venture ownership percentage	50.00%		50.00%		50.00%
Net of financing on newbuilding installments, 2020	$ 198.3				$ 198.3
Teekay LNG [Member] | Yamal LNG Joint Venture [Member] | Newbuildings [Member]
Long-term Purchase Commitment [Line Items]
Expected cost of project			$ 2,100.0
Number of vessels | Vessel			6
Volume of vessels | m³			172,000
Payment made towards commitments					$ 100.5
Teekay LNG [Member] | Yamal LNG Joint Venture [Member] | Minimum [Member]
Long-term Purchase Commitment [Line Items]
Secured debt financing percentage	70.00%				70.00%
Teekay LNG [Member] | Yamal LNG Joint Venture [Member] | Maximum [Member]
Long-term Purchase Commitment [Line Items]
Secured debt financing percentage	80.00%				80.00%
Teekay LNG [Member] | Bahrain LNG Joint Venture [Member]
Long-term Purchase Commitment [Line Items]
Joint venture ownership percentage	30.00%				30.00%
Teekay LNG [Member] | Bahrain LNG Joint Venture [Member] | Daewoo Shipbuilding & Marine Engineering Co. Ltd. [Member] | Modified Vessel [Member]
Long-term Purchase Commitment [Line Items]
Number of floating storage units	1				1
Teekay LNG [Member] | Bahrain LNG Joint Venture [Member] | Lease Agreements [Member] | Daewoo Shipbuilding & Marine Engineering Co. Ltd. [Member]
Long-term Purchase Commitment [Line Items]
Operating lease arrangement period, lessor					20 years
Teekay LNG [Member] | Bahrain LNG Joint Venture [Member] | LNG receiving and regasification terminal [member]
Long-term Purchase Commitment [Line Items]
Expected cost of project	$ 872.0				$ 872.0
Teekay LNG [Member] | Bahrain LNG Joint Venture [Member] | LNG receiving and regasification terminal [member] | Lease Agreements [Member]
Long-term Purchase Commitment [Line Items]
Operating lease arrangement period, lessor	20 years				20 years
Teekay LNG [Member] | Bahrain LNG Joint Venture [Member] | Maximum [Member] | LNG receiving and regasification terminal [member]
Long-term Purchase Commitment [Line Items]
Capacity of production facility, per day | ft³	800,000,000				800,000,000
Teekay LNG [Member] | BG Joint Venture [Member] | Newbuildings [Member] | Shipbuilding supervision and crew training services [Member]
Long-term Purchase Commitment [Line Items]
Expected cost of project				$ 1,000.0
Operating lease arrangement period, lessor				20 years
Number of vessels | Vessel				4		4
Shipbuilding and crew training obligation incurred	$ 4.2				$ 4.2
Shipbuilding and crew training obligation in 2016	6.0				6.0
Shipbuilding and crew training obligation in 2017	3.8				3.8
Shipbuilding and crew training obligation in 2018	4.1				4.1
Shipbuilding and crew training obligation in 2019	0.4				0.4
Debt facility used to finance a portion of estimated fully built-up cost	787.0				787.0
Volume of vessels | m³				174,000
Teekay LNG [Member] | Pro Rata Share [Member] | Bahrain LNG Joint Venture [Member] | LNG receiving and regasification terminal [member]
Long-term Purchase Commitment [Line Items]
Net of financing on newbuilding installments, 2016	115.2				115.2
Net of financing on newbuilding installments, 2017	84.0				84.0
Net of financing on newbuilding installments, 2018	62.4				62.4
Teekay LNG [Member] | Pro Rata Share [Member] | BG Joint Venture [Member] | Newbuildings [Member] | Shipbuilding supervision and crew training services [Member]
Long-term Purchase Commitment [Line Items]
Net of financing on newbuilding installments, 2016	7.9				7.9
Net of financing on newbuilding installments, 2017	15.0				15.0
Net of financing on newbuilding installments, 2018	17.3				17.3
Net of financing on newbuilding installments, 2019	6.3				6.3
Teekay LNG [Member] | Pro Rata Share [Member] | Exmar LPG Joint Venture [Member] | Newbuildings [Member] | Shipbuilding supervision and crew training services [Member]
Long-term Purchase Commitment [Line Items]
Net of financing on newbuilding installments, 2016	4.9				4.9
Net of financing on newbuilding installments, 2017	62.7				62.7
Net of financing on newbuilding installments, 2018	$ 19.3				$ 19.3
Number of vessels | Vessel					7
Joint venture ownership percentage	50.00%				50.00%
Teekay LNG [Member] | Pro Rata Share [Member] | Exmar LPG Joint Venture [Member] | Financed [Member] | Newbuildings [Member] | Shipbuilding supervision and crew training services [Member]
Long-term Purchase Commitment [Line Items]
Number of vessels | Vessel					3
Corporate Joint Venture [Member] | KT Maritime Joint Venture [Member] | Newbuildings [Member]
Long-term Purchase Commitment [Line Items]
Payment made towards commitments	$ 7.9				$ 7.9
Purchase obligation due in 2016	19.9				19.9
Fully built-up cost	$ 55.5				$ 55.5